Derivative Instruments (Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Trading gains (losses) of futures and foward currency contracts	$ 23,465,959	$ 12,053,698
Futures Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and foward currency contracts	17,468,993	12,095,745
Energies [Member]
Derivative [Line Items]
Trading gains (losses) of futures and foward currency contracts	(4,760,581)	5,971,431
Grains [Member]
Derivative [Line Items]
Trading gains (losses) of futures and foward currency contracts	1,911,714	(1,546,002)
Interest Rates [Member]
Derivative [Line Items]
Trading gains (losses) of futures and foward currency contracts	9,847,702	4,334,027
Livestock [Member]
Derivative [Line Items]
Trading gains (losses) of futures and foward currency contracts	36,620	108,420
Metals [Member]
Derivative [Line Items]
Trading gains (losses) of futures and foward currency contracts	(764,495)	3,310,769
Softs [Member]
Derivative [Line Items]
Trading gains (losses) of futures and foward currency contracts	(624,741)	473,271
Stock Indices [Member]
Derivative [Line Items]
Trading gains (losses) of futures and foward currency contracts	11,822,774	(556,171)
Forward Currency Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and foward currency contracts	$ 5,996,966	$ (42,047)